UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  3/31

Date of reporting period: 6/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2010 (Unaudited)

Investors Cash Trust-Treasury Portfolio

	Principal Amount ($)	Value ($)
Government & Agency Obligations 29.9%
US Treasury Obligations
US Treasury Bills:
0.165% *, 8/26/2010	15,000,000	14,996,150
0.18% *, 7/1/2010	80,000,000	80,000,000
0.235% *, 7/15/2010	30,000,000	29,997,258
0.24% *, 9/16/2010	125,000,000	124,935,833
0.31% *, 8/26/2010	22,000,000	21,989,391
0.37% *, 7/15/2010	40,000,000	39,994,245
0.39% *, 9/23/2010	60,000,000	59,945,400
0.5% *, 7/29/2010	25,000,000	24,990,278
US Treasury Notes:
0.875%, 12/31/2010	100,000,000	100,317,266
0.875%, 2/28/2011	80,000,000	80,236,841
1.125%, 6/30/2011	42,500,000	42,796,568
1.25%, 11/30/2010	50,000,000	50,198,559
1.5%, 10/31/2010	32,500,000	32,621,270
2.375%, 8/31/2010	88,000,000	88,296,294
2.75%, 7/31/2010	120,000,000	120,237,219
3.875%, 9/15/2010	80,000,000	80,607,152
4.5%, 2/28/2011	32,000,000	32,870,662

Total Government & Agency Obligations (Cost $1,025,030,386)		1,025,030,386
Repurchase Agreements 70.0%
Barclays Capital, 0.01%, dated 6/30/2010, to be repurchased at $497,853,684 on 7/1/2010 (a)	497,853,546	497,853,546
BNP Paribas, 0.01%, dated 6/30/2010, to be repurchased at $580,771,267 on 7/1/2010 (b)	580,771,106	580,771,106
Citigroup Global Markets, Inc., 0.04%, dated 6/30/2010, to be repurchased at $300,000,333 on 7/1/2010 (c)	300,000,000	300,000,000
Credit Suisse Securities (USA) LLC, 0.01%, dated 6/30/2010, to be repurchased at $250,000,069 on 7/1/2010 (d)	250,000,000	250,000,000
JPMorgan Securities, Inc., 0.02%, dated 6/30/2010, to be repurchased at $467,058,151 on 7/1/2010 (e)	467,057,892	467,057,892
The Goldman Sachs & Co., 0.005%, dated 6/30/2010, to be repurchased at $300,000,042 on 7/1/2010 (f)	300,000,000	300,000,000

Total Repurchase Agreements (Cost $2,395,682,544)		2,395,682,544

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,420,712,930) †	99.9	3,420,712,930
Other Assets and Liabilities, Net	0.1	3,400,358

Net Assets	100.0	3,424,113,288

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $3,420,712,930.
(a)	Collateralized by $495,993,000 US Treasury Note, 3.125%, maturing on 5/15/2019 with a value of $507,810,653.
(b)	Collateralized by $576,150,400 US Treasury Notes, with various coupon rates from 0.875-2.625%, with various maturities of 2/29/2012-8/31/2014 with a value of $592,386,551.

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
40,879,700	US Treasury Bill	—	8/19/2010	40,871,524
214,089,700	US Treasury Inflation-Indexed Note	1.875	7/15/2013	271,128,505
Total Collateral Value				312,000,029

(d)	Collateralized by $578,245,000 US Treasury STRIPS, with various maturities of 5/15/2030-2/15/2036 with a value of $255,001,565.
(e)	Collateralized by $547,228,800 US Treasury STRIPS, with various maturities of 2/15/2012-11/15/2023 with a value of $476,399,357.
(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
97,786,700	US Treasury Bond	4.75	2/15/2037	113,361,588
178,331,100	US Treasury Note	4.5	4/30/2012	192,638,468
Total Collateral Value				306,000,056

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Government & Agency Obligations(g)	$—	$1,025,030,386	$—	$1,025,030,386
Repurchase Agreements	—	2,395,682,544	—	2,395,682,544
Total	$—	$3,420,712,930	$—	$3,420,712,930

(g)	See Investment Portfolio for additional detailed categorizations.
There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2010